Inventories (Details) - MXN ($)	Dec. 31, 2025	Dec. 31, 2024
Inventories [Line Items]
Inventory	$ 2,880,222,000
Coke inventory on hand	1,157,556,000	$ 1,414,703,000
Short term inventories	9,096,976,000	11,164,370,000
Long term inventories	1,471,269,000	$ 1,688,890,000
Short-Term Borrowings [Member]
Inventories [Line Items]
Short term inventories	3,777,819,000
Long-Term Borrowings [Member]
Inventories [Line Items]
Long term inventories	$ 1,157,556,000